Exploration and Evaluation Expenditures (Details Narrative)																	1 Months Ended																						3 Months Ended		12 Months Ended	50 Months Ended	68 Months Ended
	Oct. 02, 2020 shares	Oct. 01, 2020 shares	Jul. 07, 2020 USD ($)	Oct. 02, 2019 shares	Jul. 07, 2019 USD ($)	Oct. 01, 2018 shares	Jul. 07, 2018 USD ($)	May 04, 2018 USD ($)	May 04, 2018 CAD ($)	Oct. 02, 2017 shares	Sep. 02, 2017 USD ($) a	Sep. 02, 2017 CAD ($) a	Jul. 07, 2017 USD ($)	May 02, 2017 USD ($) a shares	May 02, 2017 CAD ($) a shares	Aug. 11, 2016 USD ($) shares	Apr. 23, 2023 USD ($) shares	May 24, 2022 USD ($) shares	Apr. 23, 2022 USD ($) shares	May 24, 2021 USD ($) shares	May 21, 2021 shares	Apr. 23, 2021 USD ($) shares	Feb. 16, 2021 CAD ($)	Dec. 29, 2020 CAD ($)	May 24, 2020 USD ($) shares	Apr. 23, 2020 USD ($) shares	Dec. 29, 2019 CAD ($)	May 24, 2019 USD ($) shares	Apr. 23, 2019 USD ($) shares	Dec. 29, 2018 CAD ($)	Oct. 23, 2018 USD ($) shares	May 24, 2018 USD ($) shares	Apr. 23, 2018 USD ($) shares	Jan. 28, 2018 CAD ($)	Nov. 24, 2017 USD ($) shares	Jul. 26, 2017 USD ($) a	Jul. 26, 2017 CAD ($) a	Nov. 17, 2016 shares	Sep. 30, 2021 CAD ($)	Sep. 30, 2020 CAD ($)	Jun. 30, 2019 CAD ($)	Oct. 02, 2020 USD ($) shares	Apr. 23, 2023 CAD ($) shares	Apr. 13, 2018 a	Aug. 31, 2017 a
IfrsStatementLineItems [Line Items]
Purchase of exploration and evaluation assets | $																																							$ 220,356	$ 250,662
Repurchased shares amount | $					$ 1.00
Nevada mining [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued for exploration and evaluation assets (in shares)	500,000
National chloride company of america [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued for exploration and evaluation assets (in shares)																					200,000
T Y Sons Right Title And Interest In A Property Option Agreement [Member] | Ty Sons [Member]
IfrsStatementLineItems [Line Items]
Number of common shares issued for exploration and evaluation assets (in shares)																																						14,000,000
T Y Sons Right Title And Interest In A Property Option Agreement [Member] | Nevada mining [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued for exploration and evaluation assets (in shares)		500,000		500,000		500,000				500,000						500,000																										2,500,000
Purchase of exploration and evaluation assets | $			$ 50,000		$ 50,000		$ 50,000						$ 50,000			$ 125,000																										$ 325,000,000
Net smelter return royalty																																							2.50%
Net smelter returns royalty																																							0.50%
Lease property [member] | National chloride company of america [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued for exploration and evaluation assets (in shares)														1,700,000	1,700,000					200,000					200,000			200,000				200,000			100,000
Purchase of exploration and evaluation assets															$ 25,000,000					$ 100,000,000					$ 100,000,000			$ 100,000,000				$ 100,000,000			$ 50,000,000
Area of lease property (Acre) | a														12,290	12,290																														12,290
Minimum annual royalty payment | $														$ 500,000
Additioinal area of lease property (Acre) | a											6,000	6,000
Lease property [member] | National chloride company of america [member] | Major purchases of assets [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued for exploration and evaluation assets (in shares)																		200,000
Purchase of exploration and evaluation assets															$ 1,825,000,000			$ 100,000,000
Lease property [member] | Bureau of land management [member]
IfrsStatementLineItems [Line Items]
Payments for carrying costs											$ 44,805	$ 56,873
Propety in bristol dry lake [member] | TETRA technologies, inc. [member]
IfrsStatementLineItems [Line Items]
Area of lease property (Acre) | a																																												12,100
Property in in the adjacent cadiz dry lake [member] | TETRA technologies, inc. [member]
IfrsStatementLineItems [Line Items]
Area of lease property (Acre) | a																																												11,840
Property in exploration and option agreement [member] | TETRA technologies, inc. [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued for exploration and evaluation assets (in shares)																						400,000				400,000			400,000		200,000		200,000										3,400,000
Purchase of exploration and evaluation assets											$ 100,000	$ 131,680										$ 200,000				$ 200,000			$ 200,000		$ 100,000		$ 100,000
Property in exploration and option agreement [member] | TETRA technologies, inc. [member] | Major purchases of assets [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued for exploration and evaluation assets (in shares)																	400,000		400,000
Purchase of exploration and evaluation assets																	$ 200,000		$ 200,000																								$ 2,700,000
Property for memorandum of understanding [member] | Vendor [member]
IfrsStatementLineItems [Line Items]
Purchase of exploration and evaluation assets																																				$ 500,000	$ 614,150
Net brine area (Acre) | a																																				33,000	33,000
Property in option agreement [member] | Vendor [member]
IfrsStatementLineItems [Line Items]
Purchase of exploration and evaluation assets | $																								$ 750,000,000			$ 700,000,000			$ 600,000,000				$ 500,000,000
Percent royalty on gross revenue																																							2.50%
Minimum Royalty | $																																							$ 1,000,000
Tail brine [member] | LANXESS [member]
IfrsStatementLineItems [Line Items]
Purchase of exploration and evaluation assets								$ 3,000,000	$ 3,834,000														$ 3,000,000																		$ 3,000,000